Income-tax	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Income-tax

23.	Income-tax

The income tax recovery differs from the amount computed by applying the Canadian statutory income tax rate of 26.50% (2024 – 26.50%) to the loss before income taxes as a result of the following:

	2025	2024
Income (Loss) before income taxes	1,310	(1,485)
Expected recovery of income taxes based on	347	(394)
statutory rates
Reduction in income tax recovery resulting from:
Foreign tax rate differential	(96)	(9)
Other permanent differences	772	246
Share issue costs allocated to equity	(427)	—
Expiry of losses	372	—
Deferred tax benefit not recognized	—	157
Deferred tax benefits previously unrecognised	(3,021)	—
Income tax recovery	(2,053)	—

The components of deferred income taxes as at September 30, 2025 and 2024 are as follows:

	Opening, October 1, 2024	Recognized in P&L	Recognized in OCI	Closing, September 30, 2025
Deferred Tax Assets:
Canadian non-capital loss carry forwards	452	1,734	(2)	2,184
US net operating losses	348	(58)	—	290
Deferred tax assets recognized	800	1,676	(2)	2,474

Deferred Tax Liabilities
Unrealized foreign exchange	1	(1)	—	—
Property, plant and equipment	(801)	378	16	(407)
	(800)	377	16	(407)
Net Deferred tax asset (liability)	—	2,053	14	2,067

	Opening, October 1, 2023	Recognized in P&L	Closing, September 30, 2024
Deferred Tax Assets
Canadian non-capital loss carry forwards	602	(150)	452
US net operating losses	408	(60)	348
Deferred tax assets recognized	1,010	(210)	800

Deferred Tax Liabilities
Unrealized foreign exchange	(11)	12	1
Property, plant and equipment	(999)	198	(801)
	(1,010)	210	(800)
Net Deferred tax asset (liability)	—	—	—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of deferred taxable income during the year in which those temporary differences become deductible.

Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

The Company concluded that there is uncertainty regarding the future recoverability of Company’s deferred income tax assets in future periods. Therefore, deferred tax assets have not been recognized in the financial statements with respect to the following deductible temporary differences:

	September 30, 2025	September 30, 2024
Canadian non-capital loss carry forwards	26,055	41,904
Canadian capital loss carry forwards	18	69
US net operating losses	4,681	5,332
Lease liabilities	1,815	2,342
Disallowed interest carry forwards	1,952	1,780
Unclaimed research and development expenses	15,378	15,852
Non-refundable research and development credits	15,427	19,524
Share issuance cost	1,829	—
Other	1,192	1,121
Total	68,347	87,924

The Company has Unrecognized losses that expire as early as 2026 as follows:

Year of expiry	Canada	USA
2026	141	192
2027	403	678
2028	3,736	49
2029	—	356
2030	303	665
2031	—	1,083
2032	615	195
2033	966	149
2034	—	29
2035	2,134	—
2036	1,585	14
2037	2,114	2
2038	5,928	—
2039	2,128	—
2040	533	—
2041	4,953	—
2042	516	—
2043	—	—
2044	—	—
2045	—	—
Indefinite	—	1,269
	26,055	4,681